Summary Prospectus Supplement	January 14, 2019

Putnam Growth Opportunities Fund
Summary Prospectus dated November 30, 2018

Effective January 15, 2019, the section Your fund's management is replaced in its entirety with the following:

Your fund's management

Investment advisor

Putnam Investment Management, LLC

Portfolio manager

Richard Bodzy, Portfolio Manager, portfolio manager of the fund since 2017

Sub-advisor

Putnam Investments Limited*

*Though the investment advisor has retained the services of Putnam Investments Limited (PIL), PIL does not currently manage any assets of the fund.

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